Finance income (costs), net (Tables)	12 Months Ended
Jun. 30, 2023
Finance income (costs), net
Schedule of finance expense and income

	Year ended June 30,
(in € thousands)	2021	2022	2023
Finance costs
Interest expenses from Shareholder Loans	(5,990)	—	—
Interest expenses on revolving credit facility	(723)	(386)	(401)
Interest expenses on leases	(612)	(612)	(2,417)
Total Finance costs	(7,325)	(998)	(2,818)

Net gain on Shareholder Loans at FVTPL	7,601	—	—
Foreign exchange gains from Shareholder Loans	14,613	—	—
Other interest income	202	—	358
Total Finance income	22,416	—	358
Finance income (costs), net	15,091	(998)	(2,460)